Filed pursuant to Rule 497(a)(1)
File No. 333-157217
Rule 482ad

Keating Capital Equity Partners for Companies Primed to Become Public ® Pre-IPO Investments: An Alternative Investment Opportunity This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the Prospectus. June 2010

2 An Alternative Investment Opportunity in Pre-IPO Companies Alternative equity investments are investments outside the traditional categories of stocks, bonds and cash.  One attractive alternative equity investment strategy involves investing in the stock of companies that have growth potential but are not yet trading on a public exchange. These “pre-IPO” investments can be accessed through an investment in a new business development company called Keating Capital.  Keating Capital creates the potential for “event-driven” returns by investing growth capital in micro-cap and small-cap companies before their stock becomes publicly traded. These returns, which Keating Capital believes are independent of the overall stock market return, arise from the expansion in valuation multiples that typically occurs when companies are transformed from private to public status, and may potentially exceed returns generated by traditional marketable securities. What is a Business Development Company? A business development company (BDC) is an investment company that raises a fixed amount of capital through a public offering (many BDCs are set up as closed-end investment funds). A BDC may then be listed and may be traded on a public stock exchange. Unlike regular stocks, BDC stocks represent an interest in a specialized portfolio of securities that is actively managed by an investment adviser and which typically concentrates on a specific industry, geographic market, or sector. A major difference between a BDC like Keating Capital and a venture capital fund is that Keating Capital provides smaller, non-accredited investors a unique opportunity to benefit from investments in companies made just before those companies “go public.” What is an Event-Driven Strategy? An event-driven strategy is designed to capture a change in valuation as a result of a particular event. Keating Capital’s event-driven strategy is linked to a company’s transformation from private to public status, which potentially triggers a significant expansion in the company’s valuation multiples. Alternatives and Modern Portfolio Theory According to Dr. Harry M. Markowitz, the Nobel Prize-winning economist and father of modern portfolio theory, portfolios can be diversified to include assets that have low or negative correlations to traditional categories of investments, like stocks and bonds. In certain cases, alternative investment products may be among those assets that can help diversify portfolios and potentially manage risk exposure more effectively, and/or potentially enhance return.

Keating Capital Provides Access to Pre-IPO Investment Opportunities Keating Capital, Inc. is a business development company that specializes in making pre-IPO investments in innovative, high growth companies that are committed to and capable of becoming public. Keating Capital provides provide individual investors with the ability to participate in a unique fund that invests in a company’s late stage, pre-IPO financing round—an opportunity that has historically been reserved for institutional investors only. Keating Capital believes that once public, a company’s equity typically trades at higher valuations than comparable private companies (see chart on page 4). Key drivers of the fund’s investment returns will be the potentially accelerated earnings growth of the portfolio companies after capital infusion and their expected step-up in valuation when they go public. What are micro-cap and small-cap companies? Keating Capital defines micro-cap companies as companies with market capitalizations below $250 million and small-cap companies as companies with market capitalizations between $250 million and $1 billion. “Market participants willing to accept illiquidity achieve a significant edge in seeking high risk-adjusted returns. Because market players routinely overpay for liquidity, serious investors benefit by avoiding overpriced liquid securities and embracing less liquid alternatives.”  – David Swensen, Chief Investment Officer, Yale University Investment Opportunity Research shows that publicly traded companies are potentially valued higher than comparable private company peers because investors are generally willing to pay a premium for a public stock that they have the option to sell immediately. This means that two companies operating in the same industry with similar revenue, profit margins and growth prospects could have dramatically different valuations based largely on their ownership status, namely whether they are privately or publicly held. Keating Capital’s investment thesis is that this valuation gap can be captured over time by making a pre-IPO investment in a micro-cap or small-cap company and then taking the company public with a goal of having a higher valuation multiple. 3

4 Capital & Managerial Assistance As part of its investment process, Keating Capital will partner with each portfolio company’s management team by providing growth capital. Upon request, Keating Capital will also provide expertise on the going public process, and guidance on how to become an exchange-listed company.  Keating Capital intends to sell its stake in any given portfolio company through open market sales generally within two to three years, after that company has achieved earnings and P/E growth. The Private-to-Public Valuation Differential Keating Capital intends to invest in companies at pre-public valuation levels, help take the companies public, and then sell its shares in the companies in the public markets where they are potentially liquid and where the valuations can be substantially higher. This chart illustrates that regardless of the valuation metric chosen, public companies are typically valued higher than comparable private companies. Public Companies Enjoy Higher Valuations 20x 30x 10x 0x Price/Sales Valuation Multiple 1.5x 194% higher 0.5xPrivate Company Median Public Company Median Price/EBITDA+ 14.2x 284% higher 3.7x Price/Net Income** 25.8x 334% higher 5.9x  Source: Pratt’s Stats® at BVMarketData.com, Public StatsTM at BVMarketData.com as of May 14, 2010, for transaction between January 1, 2005, and December 31, 2009. Used with permission from Business Valuation Resources, LLC. +Valuation based on 6,000+ private and public company transactions under $100 million. **Keating Investments, LLC calculations based on those companies having positive net income and EBITDA; valuation data based on private and public company transactions under $100 million.

Focused Investment Strategy Keating Capital’s strategy is designed to reward investors in two ways:  First, through capturing and monetizing the potential difference in value between private and public companies. In other words, investing at pre-public valuations and capturing the potential increase in valuation after a company goes public. Second, through earnings growth. This is the anticipated increase in each portfolio company’s profits after the company has obtained financing. Keating Capital intends to provide capital principally to U.S.-based private companies which, if public, would have a market capitalization below $1 billion. Keating Capital may also make investments on an opportunistic basis in U.S.-based publicly-traded companies with market capitalizations of less than $250 million, as well as foreign companies that otherwise meet its investment criteria.  Although Keating Capital may receive current income in the form of interest and dividends from some of its portfolio company investments, the primary return strategy will be to attempt to generate capital gains through its equity investments in micro-cap and small-cap companies.  Keating Capital’s plan for generating returns is formed on the potential private-to-public valuation differential, which it believes persists in nearly all market cycles. Keating Capital believes this valuation differential grows over time for companies that improve their financial performance after going public.  Of course, it is important to note that there can be no assurances that any of Keating Capital’s strategy objectives will be met. Keating Capital’s strategy is fundamentally based on the potential private-to-public valuation differential, which Keating Capital believes is a result of the fact that investors are typically willing to pay a premium for the liquidity and transparency associated with public company status. 5

6 Liquidity for Investors Within six months after the conclusion of this public offering, Keating Capital intends to obtain an exchange listing of its shares. If Keating Capital is unable to obtain an exchange listing, it intends to have its shares of common stock quoted over-the-counter, until it is able to obtain an exchange listing. There can be no assurance that Keating Capital will be successful in obtaining a listing of its shares on an exchange or over-the-counter in the manner or within the timeframe it proposes, if at all. If and to the extent Keating Capital’s shares become listed on an exchange or over-the-counter, investors will generally have the ability to buy and sell those shares in the same manner as any other publicly listed security. The potential market opportunity in financing public-ready businesses that can become successful micro-cap and small-cap companies Continued need for growth capital. Keating Capital believes a significant opportunity exists to provide growth, expansion and other types of capital to public-ready, micro-cap and small-cap companies. Limited IPO financing. Keating Capital intends to focus on companies that it believes are seeking a pre-IPO round of growth capital prior to or as part of either an anticipated IPO or an alternative going public process. Benefits of being a public company. After going public, companies in the Keating Capital portfolio may benefit from increased valuations, liquidity, access to capital, and the ability to use their stock as potential acquisition currency.

Benefits of Keating Capital’s Strategy for Investing in Pre-IPO Opportunities Simple.  Investors in Keating Capital are able to participate in pre-IPO investments at a discount to anticipated IPO prices. Unleveraged.  Keating Capital is designed to generate returns without the use of borrowed funds. Potential Liquidity.  Keating Capital intends to obtain an exchange or over-the-counter listing within six months after the completion of this offering, thereby enabling investors to trade their shares in the same manner as other publicly listed securities. Transparency.  Keating Capital potentially provides two layers of transparency because it is currently a public reporting company, and it intends to invest in portfolio companies that are committed to obtaining public company status. Accessibility.  Minimum investment of $5,000 is small relative to other alternative investments. Why Invest? Keating Capital intends to create a pool of fundamental, patient capital that is uniquely dedicated to making pre-IPO investments. Keating Capital believes that there is currently limited competition from banks, PIPE funds or hedge funds that might otherwise be providers of this type of transitional capital. Keating Capital intends to become a “go-to” source of capital for private companies seeking financing before going public. Investors in Keating Capital are able to participate in pre-IPO investments at a discount to anticipated IPO prices. The primary source of quarterly distributions is expected to be from net capital gains realized from the sale of portfolio company investments.  Please contact your Financial Professional for additional information and to discuss whether this alternative investment strategy may be right for you. About Keating Investments Founded in 1997 by Tim Keating, who previously held senior management positions at Bear Stearns, Nomura and Kidder, Peabody in both New York and London and who is a 1985 graduate of Harvard College SEC Registered Investment Adviser that manages Keating Capital Focused on creating substantial, incremental stockholder value for emerging growth companies by taking them public 7

Keating Capital 5251 DTC Parkway, Suite 1000 Greenwood Village, CO 80111 www.KeatingCapital.com This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the Prospectus.  For more information please visit Keating Capital’s Web site: www.KeatingCapital.com  June 2010